Income Taxes (Components of Earnings from Continuing Operations Before Income Taxes and Noncontrolling Interests) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments [Line Items]
United States	$ 854,705	$ 1,241,465	$ 260,794
Foreign	(1,765)	10,347	6,321
Earnings before income taxes and noncontrolling interests	$ 852,940	$ 1,251,812	$ 267,115